INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible asset, net consists of the following:

	As of December 31,
	2023	2022
At cost:
Software platform	$101,817	$102,114
Less: accumulated amortization	(64,484)	(44,249)
Total	$37,333	$57,865

Amortization expense for the years ended December 31, 2023, 2022 and 2021 was $20,317, $20,306 and $20,457, respectively.